Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity award grants should not be timed to take advantage of the release of material nonpublic information.•
Annual equity award grants are approved at a pre-scheduled meeting during the first quarter of the fiscal year. Beginning in Fiscal 2024, the Company ceased granting stock options.
Historically, the HCC Committee has approved the grant of annual equity awards at a pre-scheduled meeting during the first quarter of the fiscal year. Beginning in Fiscal 2024, the Company ceased granting stock options to our team members, including our NEOs. During Fiscal 2024, no NEO received a grant of stock options during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.

Award Timing Method	Annual equity award grants are approved at a pre-scheduled meeting during the first quarter of the fiscal year. Beginning in Fiscal 2024, the Company ceased granting stock options.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity award grants should not be timed to take advantage of the release of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false